FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Schedule of change in fair value of derivative financial instruments

				Income
Gain/(Loss) ($ thousands)	2023	2022	2021	Statement Presentation
Equity Swaps	$—	$1,008	$1,870	G&A expense
Commodity Contracts:
Crude oil	1,087	125,842	(111,655)	Commodity derivative
Natural gas	(26,708)	23,676	249	instruments
Total Unrealized Gain/(Loss)	$(25,621)	$150,526	$(109,536)

Summary of the income statement effects of commodity derivative instruments

($ thousands)	2023	2022	2021
Unrealized change in fair value gain/(loss)	$(25,621)	$149,518	$(111,406)
Net realized cash gain/(loss)	56,938	(347,204)	(163,026)
Commodity contracts gain/(loss)	$31,317	$(197,686)	$(274,432)

Summary of the fair value of derivative financial instruments

	December 31, 2023		December 31, 2022
	Assets	Liabilities	Assets	Liabilities
($ thousands)	Current	Current	Current	Current
Commodity Contracts:
Crude oil	$3,161	$—	$9,834	$10,421
Natural gas	—	—	26,708	—
Total	$3,161	$—	$36,542	$10,421

Summary of management positions

Crude Oil Instruments:

Instrument Type(1)	Jan 1, 2024 - Jun 30, 2024
	bbls/day	$/bbl
WTI Purchased Put	5,000	77.00
WTI Sold Put	5,000	65.00
WTI Sold Call	5,000	95.00
(1)	The total average deferred premium spent on the Company’s outstanding crude oil contracts is $1.25/bbl from January 1, 2024 – June 30, 2024.

Natural Gas Instruments:

Instrument Type	Feb 1, 2024 – Feb 29, 2024
	Mcf/day	$/Mcf
Leidy Basis Swap	40,000	(0.45)